ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entity [Line Items]
Schedule of Company's Subsidiaries and VIE's
As of December 31, 2012, details of the Company's subsidiaries, VIEs and VIEs' subsidiaries are as follows:

	Date of		Percentage of
	incorporation/	Place of	legal
Name	acquisition	incorporation	ownership
Intermediate Holding Company:
Broad Cosmos Enterprises Ltd.	June 26, 2006	British Virgin Islands("BVI")	100%
AirMedia International Limited("AM International")	July 14, 2007	BVI	100%
AirMedia (China) Limited ("AM China")	August 5, 2005	Hong Kong	100%
Excel Lead International Limited("Excel Lead")	August 1, 2008	BVI	100%
Dominant City Ltd.("Dominant City")	July 1, 2009	BVI	100%
Easy Shop Ltd.("Easy Shop")	January 1, 2010	BVI	100%
Glorious Star Investment Limited("Glorious Star")	August 1, 2008	Hong Kong	100%
Subsidiaries:
AirMedia Technology(Beijing) Co., Ltd.("AM Technology")	September 19, 2005	the PRC	100%
Shenzhen AirMedia Information Technology Co., Ltd. ("Shenzhen AM")	June 6, 2006	the PRC	100%
Xi'an AirMedia Chuangyi Technology Co., Ltd.("Xi'an AM")	December 31, 2007	the PRC	100%
VIEs:
Beijing ShengshiLianhe Advertising Co., Ltd. ("ShengshiLianhe")	August 7, 2005	the PRC	N/A
AirMedia Group Co., Ltd. (Formerly Beijing AirMedia Advertising Co., Ltd.) ("AM Advertising")	November 22, 2005	the PRC	N/A
Beijing AirMedia UC Advertising Co. Ltd. ("AirMedia UC")	January 1, 2007	the PRC	N/A
Beijing Yuehang Digital Media Advertising Co. Ltd. ("AM Yuehang")	January 16, 2008	the PRC	N/A
	Date of		Percentage of
	incorporation/	Place of	legal
Name	acquisition	incorporation	ownership
VIE's subsidiaries:
AirTV United Media & Culture Co., Ltd. ("AirTV United")	October 10, 2006	the PRC	N/A
Beijing AirMedia Film & TV Culture Co. Ltd. ("AM Film")	September 13, 2007	the PRC	N/A
Flying Dragon Media Advertising Co., Ltd. ("Flying Dragon")	August 1, 2008	the PRC	N/A
Wenzhou AirMedia Advertising Co., Ltd. ("AM Wenzhou")	October 17, 2008	the PRC	N/A
Beijing Weimei Lianhe Advertising Co., Ltd. ("Weimei Lianhe")	March 10, 2009	the PRC	N/A
Beijing Shengshi Lixin Culture & Media Co., Ltd. ("Shengshi Lixin")	June 1, 2009	the PRC	N/A
Hainan Jinhui Guangming Media Advertising Co., Ltd. ("Hainan Jinhui")	June 23, 2009	the PRC	N/A
Beijing Youtong Hezhong Advertising Media Co. Ltd. (Formerly Beijing Union of Friendship Advertising Media Co., Ltd.) ("Youtong")	July 1, 2009	the PRC	N/A
Beijing AirMedia Jinshi Advertising Co., Ltd.("AM Jinshi")	July 7, 2009	the PRC	N/A
Tianjin AirMedia Jinshi Advertising Co., Ltd. ("TJ Jinshi")	September 8, 2009	the PRC	N/A
Tianjin AirMedia Advertising Co., Ltd. ("TJ AM")	September 21, 2009	the PRC	N/A
AirMedia City (Beijing) Outdoor Advertising Co., Ltd. ("AM Outdoor")	January 1, 2010	the PRC	N/A
Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding")	February 1, 2010	the PRC	N/A
Beijing GreatView Media Advertising Co., Ltd. (Formerly Beijing Weimei Shengjing Media Advertising Co., Ltd) ("GreatView Media")	April 28, 2011	the PRC	N/A
Beijing AirMedia Jinsheng Advertising Co., Ltd. ("AM Jinsheng")	April 28, 2011	the PRC	N/A

AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Schedule of VIE's Balance Sheet Amounts

	As of December 31,
	2011	2012
Total current assets	$184,788	$201,088
Total non-current assets	63,187	27,499
Total assets	247,975	228,587
Total current liabilities	83,573	98,973
Total non-current liabilities	3,800	380
Total liabilities	$87,373	$99,353

Schedule of VIE's Income Statement Amounts
	For the years ended December 31,
	2010	2011	2012

Net revenues	$229,989	$268,866	$286,641
Net income/(loss)	7,425	(2,543)	(31,771)
Net cash (used in) provided by operating activities	(1,445)	5,251	(8,587)
Net cash used in investing activities	(11,664)	(538)	(7,700)
Net cash used in financing activities	(1,091)	-	-

Non VIE [Member]
Variable Interest Entity [Line Items]
Schedule of VIE's Balance Sheet Amounts

	As of December 31,
	2011	2012

Total current assets	$62,877	$60,337
Total non-current assets	50,616	54,943
Total assets	113,493	115,280
Total current liabilities	4,037	5,079
Total non-current liabilities	-	-
Total liabilities	$4,037	$5,079

Schedule of VIE's Income Statement Amounts
	For the years ended December 31,
	2010	2011	2012

Net revenues	$516	$1,758	$101
Net loss	(15,008)	(10,137)	(470)
Net cash provided by operating activities	12,071	12,681	28,817
Net cash used in investing activities	(18,704)	(4,654)	(49,306)
Net cash provided by (used in) financing activities	1,163	(10,919)	(3,260)